Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Nov. 07, 2023	Aug. 31, 2024	Sep. 06, 2024	Jun. 30, 2024	Mar. 31, 2024	Nov. 30, 2023
180 million USD revolving credit facility | Super Senior Credit Facility
Subsequent Event [Line Items]
Revolving credit facility						$ 180.0
180 million super senior credit facility, RCF
Subsequent Event [Line Items]
Revolving credit facility				$ 150.0
180 million super senior credit facility, RCF | Super Senior Credit Facility
Subsequent Event [Line Items]
Revolving credit facility						150.0
180 million USD revolving credit facility, guarantee facility | Super Senior Credit Facility
Subsequent Event [Line Items]
Revolving credit facility						$ 30.0
Additional 2028 Notes
Subsequent Event [Line Items]
Additional senior secured note					$ 200.0
2028 Notes
Subsequent Event [Line Items]
Debt instrument issued, principal	$ 1,025.0
Debt instrument, interest rate	10.00%			10.00%
Subsequent event
Subsequent Event [Line Items]
Dividends payable per share (in USD per share)			$ 0.10
Subsequent event | 180 million USD revolving credit facility | Super Senior Credit Facility
Subsequent Event [Line Items]
Revolving credit facility		$ 195.0
Subsequent event | 180 million USD revolving credit facility, guarantee facility | Super Senior Credit Facility
Subsequent Event [Line Items]
Revolving credit facility		45.0
Subsequent event | Additional 2028 Notes
Subsequent Event [Line Items]
Debt instrument issued, principal		$ 150.0
Debt instrument, interest rate		10.00%